Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [Line Items]
Interest expenses	$ 3,669	$ 3,666	$ 3,809
Weighted average interest rates	4.10%	4.45%	4.89%
SunCar Online [Member]
Borrowings [Line Items]
Bank borrowings	$ 54,019	$ 54,015
Shengda Automobile [Member]
Borrowings [Line Items]
Bank borrowings	$ 9,165	$ 5,211